SUBSIDIARIES (Details Narrative) - Digivault limited [Member] $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	15.00%	15.00%
Exchange of shares | shares	1,464,291	1,464,291
Equity hold percentage | $ / shares	$ 1	$ 1
Consideration paid (received) | $	$ 100	$ 100
Percentage of shares sold	5.00%	5.00%